Business Combinations, Acquisitions and Non-controlling Interest- Additional Information (Detail) $ in Thousands, € in Millions, $ in Millions, $ in Billions									1 Months Ended	12 Months Ended
	Dec. 31, 2023 CLP ($)	Dec. 26, 2023 MXN ($)	Nov. 29, 2023	Oct. 04, 2023 MXN ($)	Sep. 22, 2023	Jul. 24, 2023	Oct. 06, 2022 MXN ($)	Sep. 15, 2021 MXN ($)	Sep. 30, 2023 MXN ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2021 MXN ($)	Dec. 26, 2023 CLP ($)	Aug. 01, 2023 MXN ($)	Aug. 01, 2023 EUR (€)	Apr. 20, 2022
Disclosure of detailed information about business combination [line items]
Net of cash paid										$ 14,232,166
Percentage of voting equity interests acquired										80.00%
Floor Lease Expiration										10 years	10 years
Cash Transferred With held For Price Adjustment										$ 1,315,180
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax							$ 6,943,753	$ 1,750,451
Net income										80,789,642	$ 4,782	$ 81,506,395	$ 196,326,114
Non-controlling interest										4,679,025	277	5,347,004	3,902,947
Payment from changes in owneship interests in subsidiaries										6,263,945	$ 371	39,596	$ 7,720
Claro Chile S A [member]
Disclosure of detailed information about business combination [line items]
Gain Loss Recognized In Joint Venture Transaction							1,138,859
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax							$ 8,252,250
Share of profit (loss) of associates and joint ventures accounted for using equity method										5,374,969		1,924,040
Impairment loss recognized in profit or loss										$ 12,184,562
Claro Chile S A [member] | Agreement to Commence Joint Venture [Member] | Amrica Movil [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture										50.00%	50.00%
Claro Chile S A [member] | Agreement to Commence Joint Venture [Member] | Amrica Movil [Member] | Convertible Notes [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture										50.00%	50.00%
Claro Chile S A [member] | Agreement to Commence Joint Venture [Member] | Liberty Latin America [Member] | Convertible Notes [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture										50.00%	50.00%
Claro Vtr [Member] | Liberty Latin America [Member]
Disclosure of detailed information about business combination [line items]
Impairment Of Investments In Joint Ventures									$ 4,677,782
Claro Vtr [Member] | Liberty Latin America [Member] | Convertible Notes [Member]
Disclosure of detailed information about business combination [line items]
Aggregate principal amount	$ 742.1
Claro Vtr [Member] | Liberty Latin America [Member] | Transaction Agreement For Additional Capital Requirement Of The Joint Venture [Member] | Calendar Year Two Thousand And Twenty Three Through June Two Thousand And Twenty Four [Member]
Disclosure of detailed information about business combination [line items]
Capital commitement		$ 18,728,611												$ 972.4
Claro Vtr [Member] | Liberty Latin America [Member] | Transaction Agreement For Additional Capital Requirement Of The Joint Venture [Member] | Calendar Year Two Thousand And Twenty Three Through June Two Thousand And Twenty Four [Member] | To Permit The Refinancing Of Certain Debt Guaranteed By The Company [Member]
Disclosure of detailed information about business combination [line items]
Capital commitement														$ 289.3
Claro Vtr [Member] | Agreement to Commence Joint Venture [Member] | Amrica Movil [Member] | Convertible Notes [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture		50.00%
Claro Vtr [Member] | Agreement to Commence Joint Venture [Member] | Liberty Latin America [Member] | Convertible Notes [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in joint venture		50.00%
Sitios Latinoamrica SAB de CV [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value										$ 2,582,887
Liabilities incurred										100,026,548
Assets incurred										$ 102,609,435
Other Entities [member]
Disclosure of detailed information about business combination [line items]
Net of cash paid												670,051
Additional non-controlling interest acquired												$ 39,596
Jonava [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																	100.00%
Telekom Austria AG [member] | COUNTRY A T [Member] | Euro Telesites AG [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value | €																€ 1,953
Top of range [member] | Sitios Latinoamrica SAB de CV [Member]
Disclosure of detailed information about business combination [line items]
Lease Term Of Contract										10 years	10 years
Floor Lease Expiration										5 years	5 years
Bottom of range [member] | Sitios Latinoamrica SAB de CV [Member]
Disclosure of detailed information about business combination [line items]
Floor Lease Expiration												5 years
Telekom Austria [member] | COUNTRY A T [Member] | Euro Telesites AG [Member]
Disclosure of detailed information about business combination [line items]
Share exchange ratio based on which the shares will be issued by the new company					0.25
Telekom Austria [member] | Telekom Austria AG [member] | COUNTRY A T [Member]
Disclosure of detailed information about business combination [line items]
Assets incurred | €																591
Claro [Member]
Disclosure of detailed information about business combination [line items]
Payment For Transition Services										$ 781,217
Claro [Member] | Twenty Twenty Business Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired																	32.00%
Twenty Twenty Three Business Acquisition [Member]
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired				50.00%
Cash Transferred With held For Price Adjustment				$ 1,315,180
Interest and monetary correction value				155,681
Payment of disputed purchase price				$ 658,048
EuroTeleSites [Member]
Disclosure of detailed information about business combination [line items]
Net income										126,103
Non-controlling interest										52,485
Net assets										4,365,235
Telekom Austria AG [member]
Disclosure of detailed information about business combination [line items]
Payment from changes in owneship interests in subsidiaries										$ 49,302
Telekom Austria AG [member] | COUNTRY A T [Member]
Disclosure of detailed information about business combination [line items]
Acquisition of fixed and mobile line operator			58.40%
Proportion of voting rights held in subsidiary			1.85%
Percentage of voting rights in subsidiary acquired during the period						5.55%
Telekom Austria AG [member] | COUNTRY A T [Member] | Euro Telesites AG [Member]
Disclosure of detailed information about business combination [line items]
Consideration transferred, acquisition-date fair value															$ 11,076,000
Liabilities incurred															47,675,000	€ 2,543
Assets incurred															$ 36,599,000